Submission	Jan. 30, 2026
Submission [Line Items]
Central Index Key	0001902649
Registrant Name	BlackRock Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A